Note 7 - Convertible Notes (10-Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]

7. Convertible Notes

In December 2020, EIP issued the 2020 Notes to predominantly related party investors for proceeds of $5.1 million. In December 2021, EIP issued the 2021 Notes to predominantly related party investors for proceeds of $6.0 million. Upon completion of the Merger in August 2023, all EIP Convertible Notes outstanding were converted into common stock and in certain cases pre-funded warrants. As of March 31, 2024 and December 31, 2023, the Convertible Notes were no longer outstanding. Upon issuance, the Company elected the fair value option for the Convertible Notes in accordance with ASC 825, “Financial Instruments,” pursuant to which the entire instrument, including interest expense, is measured at fair value with the initial change in fair value deemed to be a capital contribution and any subsequent changes in fair value being recorded to other income (expense) on the consolidated statements of operations. During the three months ended March 31, 2024 there were no fair value adjustments recognized as the Convertible Notes were no longer outstanding. The fair value adjustment recognized in other income (expense) was $0.9 million for the three months ended March 31, 2023.

9. Convertible Notes

In December 2020, EIP issued the 2020 Notes to predominantly related party investors for proceeds of $5.1 million. In December 2021, EIP issued the 2021 Notes to predominantly related party investors for proceeds of $6.0 million. Upon issuance, the Company elected the fair value option for the Convertible Notes in accordance with ASC 825, “Financial Instruments,” pursuant to which the entire instrument, including interest expense, is measured at fair value with the initial change in fair value deemed to be a capital contribution and any subsequent changes in fair value being recorded to other income (expense) on the consolidated statement of operations. The fair value adjustments recognized in other income (expense) were $5.4million and $(2.4)million for the years ended December 31, 2023 and 2022, respectively.

In April 2022, the Company entered into the 2022 Notes Amendment with the noteholders for the 2020 Notes (the “Amendment”). In accordance with the Amendment, the maturity of the 2020 Notes was extended from June 2022 to December 2023, the interest rate was modified so interest accrued at 5% through the original maturity of June 2022 and at 0% thereafter, the conversion discount was increased from 20% to 30%, and a conversion price limit of $3.00 was established, as discussed further below. Expenses associated with the amendment were de minimis.

The Company concluded the 2022 Notes Amendment qualified as a troubled debt restructuring, in accordance with FASB ASC 470, Debt, as the noteholders for the 2020 Notes, for economic reasons related to the Company’s financial difficulties, granted concessions to the Company. The Company concluded no gain or loss, and no adjustment to, or reclassification of, the carrying value of the 2020 Notes were considered necessary as a result of the 2022 Notes Amendment. In addition, the Company concluded there was no other financial statement impact as a result of the 2022 Notes Amendment, as any prospective change would be related to interest and, as a result of the amendment, the interest rate decreased to 0% following the original maturity of June 2022.

In June 2023, EIP entered into the 2023 Notes Amendment which amended the conversion price of the Convertible Notes to $1.47 per share of EIP Common Stock upon effectiveness of the Merger with the Diffusion or a 30% conversion discount upon the occurrence of any other reverse merger. Further, the 2023 Notes Amendment provided that if the Merger with the Company resulted in a holder of these notes beneficially owning more than 9.99% of the outstanding voting stock of the Company, then, the holder of these notes shall be granted pre-funded warrants in lieu of the Company’s common stock for the conversion of any principal and accrued but unpaid interest in excess of such threshold. The exercise price of one share of the Company’s common stock under this pre-funded warrant is equal to $0.001 (Note 11).

The 2023 Notes Amendment qualified as a modification in accordance with FASB ASC 470 Debt, since there were no concessions granted and no substantive change to the fair value of the conversion option before and after the 2023 Notes Amendment. There was no financial statement impact as a result of the 2023 Notes Amendment other than the change in fair value of the Convertible Notes during the year ended December 31, 2023 and debt issuance costs of approximately $50,000 that was recorded to general and administrative expenses in the statements of operations.

As a result of the Merger (Note 4), pursuant to the terms thereof, the Convertible Notes converted into shares of EIP Common Stock which were subsequently converted into the right to exchange such shares for 897,272 shares of the Company’s common stock and, in certain cases, pre-funded warrants to purchase the Company’s common stock. Accordingly, the Convertible Notes were adjusted to fair value prior to conversion by multiplying the trading price of the Company’s common stock at the date of the Effective Time and the 795,905 common shares and 101,367 pre-funded warrants issued upon conversion. The Company recorded a gain on the fair value adjustment of the Convertible Notes of $5.4 million for year ended December 31, 2023 and recorded $7.0 million to additional paid in capital for the issuance of common stock upon settlement of the Convertible Notes.